Investments Accounted for Using the Equity Method - Share of Comprehensive Income of Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of investments accounted for using equity method [line items]
Profit for the year	¥ 982	¥ 110,817	¥ 117,445
Other comprehensive income	11,902	62,653	30,721
Comprehensive income for the year	12,884	173,470	148,166
Affiliates [member]
Disclosure of investments accounted for using equity method [line items]
Profit for the year	15,838	26,490	(81,504)
Other comprehensive income	18,305	31,797	25,920
Comprehensive income for the year	34,143	58,287	(55,584)
Joint ventures [member]
Disclosure of investments accounted for using equity method [line items]
Profit for the year	(14,856)	84,327	198,949
Other comprehensive income	(6,403)	30,856	4,801
Comprehensive income for the year	¥ (21,259)	¥ 115,183	¥ 203,750